Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 601,546	$ 545,467
Master Trust
EBP, Master Trust [Line Items]
Accrued interest and dividends	15,877	17,180
Other net assets	8,648	4,994
Net assets available for benefits	16,881,531	15,655,880
Master Trust | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Investments, at fair value	97,747	500,106
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	12,677,091	11,107,463
Master Trust | Equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	2,307,397	2,244,340
Master Trust | Fixed income securities
EBP, Master Trust [Line Items]
Investments, at fair value	406,994	386,182
Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	459,800	368,784
Master Trust | Merck common stock
EBP, Master Trust [Line Items]
Investments, at fair value	907,977	1,026,831
MSD Employee Stock Purchase and Savings Plan Interest
EBP, Master Trust [Line Items]
Accrued interest and dividends	829	858
Other net assets	272	177
Net assets available for benefits	590,023	534,194
MSD Employee Stock Purchase and Savings Plan Interest | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Investments, at fair value	4,127	17,600
MSD Employee Stock Purchase and Savings Plan Interest | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	397,740	336,118
MSD Employee Stock Purchase and Savings Plan Interest | Equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	84,643	81,379
MSD Employee Stock Purchase and Savings Plan Interest | Fixed income securities
EBP, Master Trust [Line Items]
Investments, at fair value	13,019	11,707
MSD Employee Stock Purchase and Savings Plan Interest | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	22,763	15,937
MSD Employee Stock Purchase and Savings Plan Interest | Merck common stock
EBP, Master Trust [Line Items]
Investments, at fair value	$ 66,630	$ 70,418